Summary of Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Common stock in the calculation of diluted loss per common share	23,510,500	23,510,500
Federal depository insurance coverage	$ 250,000	$ 250,000